Related party transactions - Additional Information (Details) $ in Thousands													1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 23, 2020 USD ($) shares	Sep. 04, 2020 USD ($) shares	Aug. 07, 2020 USD ($)	Aug. 06, 2020 shares	Apr. 24, 2020 USD ($)	Apr. 08, 2020 USD ($)	Mar. 26, 2020 shares	Jun. 04, 2019 USD ($) shares	May 28, 2019 USD ($)	Mar. 21, 2019 shares	Sep. 14, 2018 shares	Mar. 23, 2018 shares	Aug. 31, 2020 shares	Mar. 21, 2019 shares	Aug. 31, 2014 USD ($)	Sep. 30, 2020 USD ($) claim shares	Sep. 30, 2019 USD ($) claim	Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) claim shares	Sep. 30, 2019 USD ($) claim	Dec. 31, 2019 USD ($)	Jan. 29, 2018 USD ($)	Dec. 01, 2017	Jan. 03, 2017
Related Party Transaction [Line Items]
Indemnification field claims | claim																0	0		0	0
Refund of indemnification received from Hegh LNG																$ 0	$ 0		$ 0	$ 64	$ (64)
Indemnification claims filed or received | claim																0	0		0	0
Director [Member]
Related Party Transaction [Line Items]
Partners' capital account, units, unit-based compensation | shares																			11,646
Total Board of Directors' fees																			$ 128
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Units granted | shares							8,100			10,917	28,018	14,584	15,378	10,917
Unvested units forfeited | shares				15,378
Unvested units | shares																9,723			9,723
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Indemnification field claims | claim																0	0		0	0
Insurance recoveries																		$ 60
Indemnification claims filed or received | claim																0	0		0	0
Subsequent Event [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' capital account, units, unit-based compensation | shares	3,882
Revolving credit facility [Member]
Related Party Transaction [Line Items]
Aggregate borrowing capacity									$ 85,000						$ 85,000							$ 85,000
Line of credit facility, expiration date									Jan. 01, 2023
Line of credit facility, original expiration date															Jan. 01, 2020
Revolving credit facility [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Aggregate borrowing capacity	$ 85,000
Amount drew	$ 10,650
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Cash distributions to unitholders																			$ 21,300	$ 21,300
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' capital account, units, unit-based compensation | shares		15,528						11,180
Total Board of Directors' fees		$ 162						$ 194
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Reduction of loan						$ 8,600
Amount drew			$ 6,600		$ 4,500
Insurance recoveries																		$ 60
Business acquisition, percentage of voting interests acquired																							49.00%	51.00%
Hoegh LNG [Member] | Revolving credit facility [Member]
Related Party Transaction [Line Items]
Aggregate borrowing capacity																$ 85,000			$ 85,000
Hoegh LNG [Member] | Revolving credit facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Related Party Transaction [Line Items]
Interest rate basis spread																			3.00%		1.40%
Hoegh LNG [Member] | Revolving Credit Facility Maturing at 2021 and Thereafter [Member] | London Interbank Offered Rate (LIBOR) [Member]
Related Party Transaction [Line Items]
Interest rate basis spread for future years																			4.0